Derivative Financial Instruments Activity for Derivatives in Cash Flow Hedges & Freestanding Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses), net of tax, recognized in AOCI (effective portion)	$ (14,012)		$ (8,340)		$ (7,530)		$ (12,291)		$ (68,660)	$ (13,010)	$ 6,881
Reclassifications to interest expense (effective portion)	(1,964)		(1,768)		(3,674)		(3,797)		(7,515)	(5,388)	(4,079)
Pretax losses recognized in interest expense (ineffective portion)	(205)		(10)		(270)		(10)		72	(4)	53
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(35,837)		(23,625)		(46,948)		(29,406)		(78,614)	(72,751)	(29,422)
Not Designated as Hedging Instrument | Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	(36,358)	[1]	(23,581)	[1]	(48,188)	[1]	(20,682)	[1]	(69,490)	(50,728)	(29,446)
Not Designated as Hedging Instrument | Indemnification Asset
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	570	[2]	0	[2]	843	[2]	(8,680)	[2]	(8,680)	(22,023)	0
Not Designated as Hedging Instrument | Other Contract
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (49)		$ (44)		$ 397		$ (44)		$ (444)	$ 0	$ 24

[1]	Interest rate contracts include interest rate lock commitments, forward and optional forward sales commitments, and interest rate swaps.
[2]	Refer to Note 13 for a discussion of the indemnification asset.